Inventories	6 Months Ended
Jun. 30, 2024
Inventories [Abstract]
Inventories
Note 12 - Inventories
The Group’s inventory primarily consisted of vehicles as follows:

	As of June 30, 2024	As of December, 31, 2023
	(Restated)
Finished goods and goods for resale	800,680	1,070,897
Work in progress	31	32
Provision for impairment	(86,682)	(143,243)
Total	$714,029	$927,686
Inventories recognized as an expense during the six months ended June 30, 2024, and 2023 amounted to $870,699 and $1,155,622, respectively, and were included in Cost of sales in the Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss (as restated).
During the six months ended June 30, 2024, and 2023 write-downs of inventories to net realizable value amounted to $31,682, and $11,795 respectively. The write downs were recognized as an expense and were included in Cost of sales in the Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss (as restated).
Inventories have been pledged as security for liabilities. Refer to Note 14 - Liabilities to credit institutions for further details.